Exceptional items and remeasurements - Narrative (Details) - GBP (£) £ in Millions						1 Months Ended	12 Months Ended			17 Months Ended	24 Months Ended
	Jan. 31, 2023	Oct. 07, 2022	May 25, 2022	Mar. 31, 2022	Mar. 15, 2022	Nov. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023
Disclosure Of Exceptional Items [Line Items]
Cash outflow for transaction and separation costs							£ 33
Cost efficiency programme, annual savings, target						£ 400
Cost efficiency programme, period						3 years
Cash outflows relating to restructuring activities, operating activities							53	£ 85
Cash inflows relating to insurance recovery							92	79
Net assets							29,892	29,562		£ 29,562	£ 29,562
Revenue							19,850	21,659	£ 18,449
Other provisions				£ 2,539			3,109	2,642	2,539	2,642	2,642
St William Homes LLP
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed					50.00%
Cash proceeds					£ 413
Millennium Pipeline Company, LLC
Disclosure Of Exceptional Items [Line Items]
Consideration received		£ 497
Proportion of ownership interest disposed		26.25%
US
Disclosure Of Exceptional Items [Line Items]
Revenue							10,787	£ 12,048	£ 10,646
Other environment related provision
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)								1.50%	0.50%
Weighted average duration of cash flows								10 years 6 months
Other provisions				1,877			£ 2,418	£ 1,891	£ 1,877	1,891	1,891
Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)							1.50%	1.50%
Weighted average duration of cash flows							10 years
Other provisions							£ 2,310	£ 1,768		1,768	1,768
Other environment related provision | UK
Disclosure Of Exceptional Items [Line Items]
Real discount rate (in percent)							1.00%	1.50%
Other provisions							£ 108	£ 123		123	123
The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Consideration received			£ 3,100
Net assets			£ 2,700
UK Gas Transmission business
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed	100.00%							60.00%
Cash proceeds	£ 4,000
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs							44	£ 117	223		£ 340
Cash outflow for transaction and separation costs								84	196
Cost efficiency programme							65	100	42	£ 142
Income from reimbursements under insurance policies							92	130	0
Changes in environmental provisions							(496)	176	0
New operating model implementation costs							0	0	24
Cash outflow for new operating model implementation costs and cost efficiency programme									48
Environmental insurance recovery							0	0	38
Exceptional items | St William Homes LLP
Disclosure Of Exceptional Items [Line Items]
Net gain on disposal							0	0	228
Revenue							0	0	189
Exceptional items | Millennium Pipeline Company, LLC
Disclosure Of Exceptional Items [Line Items]
Net gain on disposal							0	335	0
Proportion of ownership interest disposed		26.25%
Exceptional items | UK
Disclosure Of Exceptional Items [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				£ 458
Exceptional items | Other environment related provision | US
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions								165
Exceptional items | Other environment related provision | UK
Disclosure Of Exceptional Items [Line Items]
Changes in environmental provisions								11
Exceptional items | The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs							11	39
Net gain on disposal							0	511	£ 0
Exceptional items | UK Gas Transmission business
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs							6	38
Exceptional items | National Grid Electricity Distribution
Disclosure Of Exceptional Items [Line Items]
Transaction, separation and integration costs							£ 27	£ 40